UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21253

Pennsylvania Avenue Funds

(Exact name of registrant as specified in charter)

260 Water St ,  Brooklyn, NY  11201

(Address of principal executive offices) (Zip code)

Registrant’s telephone number, including area code:(202) 294-8887

Date of fiscal year end: 12/31

Date of reporting period: 9/30/2009

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

	Pennsylvania Avenue Fund
	Schedule of Investments
	September 30, 2009 (Unaudited)

Shares		Value

COMMON STOCKS - 56.93%

Apparel, Footwear & Accessories - 0.39%
5,000	Heelys, Inc. *	$ 10,600

Business Services - 2.39%
3,976	infoGROUP, Inc. *	27,872
4,000	iPass, Inc. *	5,520
3,000	Life Sciences Research, Inc. * +	23,880
500	SoftBrands, Inc. * +	0
3,000	Strategic Environmental & Energy Resources † *	7,200
		64,472
Chemicals & Allied Products - 2.87%
6,500	Huntsman Corp.	59,215
167,850	Inyx, Inc. *	285
600,000	MZT Holdings, Inc. *	18,000
		77,500
Communications - 1.64%
4,000	Centennial Communications Corp. *	31,920
1,050	Warwick Valley Telephone Co.	12,401
		44,321
Electric, Gas & Sanitary Services - 2.10%
13,720	Pinnacle Gas Resources, Inc. * +	5,735
2,018	Sunpower Corp. Class-B * +	50,914
		56,649
Electronic & Other Electric Equipment - 3.14%
2,000	Bel Fuse, Inc. Class-B +	38,060
65,000	Computer Horizons Corp. *	5,519
26,500	Mathstar, Inc. *	39,750
28,991	Three Five Systems, Inc. *	1,450
		84,779
Finance, Insurance & Real Estate - 3.75%
1,363	American Community Properties Trust *	11,245
1,000	CNB Financial Corp. *	9,850
4,302	Cowlitz Bancorp. *	5,076
1,400	FX Real Estate & Entertainment, Inc. *	126
2,528	First Intercontenental Bank *	7,275
525	First National Bancshares, Inc. *	646
3,700	Sobieski Bancorp, Inc. *	735
4,000	Specialty Underwriters Alliance, Inc.	26,400
6,000	Specialty Underwriters Alliance, Inc. +	39,600
		100,953
Healthcare - 10.52%
30,000	Avigen, Inc. *	44,700
28,000	Cadus Corp. *	43,120
6,936	Schering-Plough Corp. +	195,942
		283,762
Heavy Construction - 0.32%
25,000	Startech Environmental Corp. * +	8,750

Laboratory Analytical Instruments - 1.89%
1,000	Varian, Inc. * +	51,060

Meat Products - 1.08%
6,700	Cagles, Inc. Class-A *	29,006

Mining - 0.62%
5,000	Forsys Metals Corp. *	16,668

Packaging & Containers - 0.34%
3,500	Intertape Polymer Group, Inc. *	9,275

Patent Owners & Lessors - 3.68%
2,000	Marvel Entertainment, Inc. *	99,240

Personal Products - 1.85%
6,930	CCA Industries, Inc.	28,067
3,216	Zygo Corp. *	21,804
		49,871
Printing & Publishing - 1.93%
25,920	Merisel, Inc. *	12,960
5,000	TM Entertainment & Media, Inc. *	39,100
		52,060
Radio & Tv Broadcasting & Communication - 0.66%
3,000	EDCI Holdings, Inc. *	17,820

Retail Trade - 0.33%
900	Pep Boys-Manny, Moe & Jack	8,793

Services - 13.07%
5,100	Charlotte Russe Holding, Inc. *	89,250
7,000	CKX, Inc. *	46,970
50,000	Goldleaf Financial Solutions, Inc.	48,900
4,800	Hiland Partners L.P. *	36,720
10,000	Image Entertainment, Inc. *	8,500
994	Mac-Gray Corp. *	10,715
6,000	MSCS Software Corp.	50,460
80,000	ON2 Technologies, Inc. * +	47,200
15,000	Trans World Entertainment Corp. *	13,650
		352,365
Technical & System Software - 2.07%
25,000	Network 1 Security Solutions, Inc. *	28,500
3,000	Sun Microsystems, Inc. *	27,270
		55,770

TOTAL FOR COMMON STOCKS (Cost $2,061,640) - 56.93%		$ 1,473,714

CORPORATE BONDS - 12.16%
200,000	Beazer Homes USA 6.875% 07/15/2015	151,316
100,000	GGP L.P. 3.980% Convertible 04/15/2027	64,030
25,000	Infinity Capital Group 7.000% 08/30/2009	25,000
100,000	Rouse Co. 5.375% 11/26/2013	84,625
3,928	United Airlines 7.811% 10/01/2009	2,986

TOTAL FOR CORPORATE BONDS (Cost $289,689) - 12.16%		$ 327,957

ESCROWED RIGHTS - 0.00%
15,000	Lev Pharmaceuticals Escrow *	0
20,000	Mirant Corp. Escrow *	0
2,100	Pearson PLC Escrow *	0
200	Petrolcorp, Inc. Escrow *	0

TOTAL FOR ESCROWED RIGHTS (Cost $0) - 0.00%		$ 0

PERFERRED STOCKS - 4.60%

1,000	Fannie Mae Preferred Series F *	2,550
311	JP Morgan Preferred 5.490% *+	13,504
3,000	US Bancorp Float Rate Shares Series B +	53,820
2,000	Volkswagen AG Preferred ADR *	46,160
1,000	Washington Mutual, Inc. *	7,800

TOTAL FOR PREFERRED STOCKS (Cost $98,782) - 4.60%		$ 123,834

SHORT TERM INVESTMENTS - 41.83%
486,176	Fidelity Institutional Money Market Portfolio 0.47% ** (Cost $486,176)	486,176
5,588	Huntington Treasury Money Market IV 0.01% ** (Cost $5,588)	5,588
636,241	Dreyfus Money Market Funds Class B 0.004% ** (Cost $636,241)	636,241

TOTAL SHORT TERM INVESTMENTS (Cost $1,128,005) - 41.83%		$ 1,128,005

TOTAL INVESTMENTS (Cost $3,541,902) - 113.23%		$ 3,053,510

LIABILITES IN EXCESS OF OTHER ASSETS - (13.23)%		(356,759)

NET ASSETS - 100.00%		$ 2,696,751

* Non-income producing securities during the period.
** Variable rate security; the coupon rate shown represents the yield at September 30, 2009.
† Restricted
+ Pledged as collateral for securities sold short

NOTES TO FINANCIAL STATEMENTS
Pennsylvania Avenue Fund
1. SECURITY TRANSACTIONS
At September 30, 2009, the net unrealized depreciation on investments, based on cost for federal income tax purposes of $3,541,902 amounted to $427,916, which consisted of aggregate gross unrealized appreciation of
$301,089 and aggregate gross unrealized depreciation of $729,004.

2. SECURITY VALUATION

Equity securities are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange or on the NASDAQ over the counter market are generally valued by the pricing service at its last bid price except for short positions, for which the last quoted price is used. When market quotations are not readily available, when the Adviser determines that the market quotation or the price provided by the service does not accurately reflect the current market value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Board of Trustees. The Board has adopted guidelines for the good faith pricing, and has delegated the Adviser the responsibility for determining fair value prices, subject to review by the Board of Trustees.

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities. A pricing service utilized electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Adviser decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when the prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, subject to review of the Board of Trustees. Short-term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value, except when such a security is in default.

The Funds adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), effective January 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. The three-tier hierarchy of inputs is summarized below.

	Level 1 – quoted prices in active markets for identical investments

	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest
	rates, prepayment speeds, credit risk, etc.)

	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the valuation of the Funds investments by the above fair value hierarchy levels as of September 30, 2009:

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stock	$1,473,714	$0	$0	$1,473,714
Preferred Stock	$123,834	$0	$0	$123,834
Convertible Bonds	$0	$327,957	$0	$327,957
Cash Equivalents	$1,128,005	$0	$0	$1,128,005
Total	$2,601,719	$327,957	$0	$3,053,510

	Pennsylvania Avenue Fund
	Schedule of Securities Sold Short
	September 30, 2009 (Unaudited)

Shares		Value

SECURITIES SOLD SHORT

1,500	Walt Disney Co.	$ 41,190
3,000	Electro Scientific Industries, Inc.	40,170
4,000	Merck & Co., Inc.	126,520
2,000	Sunpower Corp. Class-A	59,780
2,800	Tower Group, Inc.	68,292
3,000	US Bancorp 7.875% Preferred 04/15/2013	81,450
400	Volkswagen AG ADR	13,292

TOTAL FOR SECURITIES SOLD SHORT (Cost $443,460)		$ 430,694

ADR - American Depository Receipt

Item 2. Controls and Procedures.

(a) Thomas Kirchner, the President of the Pennsylvania Avenue Funds (the "Fund"), has concluded that the Fund’s disclosure controls and provide reasonable assurances that material information relating to the Fund is made known to him, based on his evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) None.

Item 3. Exhibits.

The certification is attached as an exhibit hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Pennsylvania Avenue Funds

By /s/ THOMAS KIRCHNER

Thomas Kirchner, President

Date 11/27/2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ THOMAS KIRCHNER

Thomas Kirchner, President

Date 11/27/2009